Non-current and current Provisions - Summary of Changes in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
Disclosure of other provisions [line items]
Beginning balance	$ 22.5	$ 15.4
Additions	16.4	28.5
Release	(1.7)	(6.6)
Consumption	(12.5)	(1.4)
Currency translation adjustment	1.0	(0.4)
Reclassifications	(2.6)	(13.0)
Ending balance	23.0	22.5
Non-current
Disclosure of other provisions [line items]
Beginning balance	22.2	53.9
Additions	11.1	10.4
Release	(10.3)	(14.7)
Consumption	(5.2)	(14.2)
Currency translation adjustment	0.9	(0.2)
Reclassifications	(5.6)	(13.0)
Ending balance	$ 13.2	$ 22.2